Interest Expense and Finance Cost (Tables)	12 Months Ended
Dec. 31, 2014
INTEREST EXPENSE AND FINANCE COST [Abstract]
Interest expense and finance cost
	For the Year	For the Year	For the Year
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Interest expense	$109,550	$105,421	$99,887
Amortization and write-off of deferred financing costs	4,061	5,384	6,309
Other	49	—	—
Interest expense and finance cost	$113,660	$110,805	$106,196